LOSS PER SHARE (Schedule of Diluted Earnings Per ADS Share Calculation) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Potentially Dilutive Instruments
Issuable on exercise of options	0	0	186,908
Issuable on exercise of warrants to Perceptive	57,200,000	20,173,151	0
Issuable on exercise of conversion options to Perceptive	34,712,063	0	0
Issuable on conversion of Exchangeable notes	38,391	38,391	38,391
Issuable on conversion of Convertible notes	24,691,358	24,691,358	24,691,358
Total number of potentially dilutive instruments excluded from the weighted average number of ADS in calculating dilutive loss per ADS	116,641,812	44,902,900	24,916,657
American depositary share [Member]
Potentially Dilutive Instruments
Issuable on exercise of options	0	0	9,345
Issuable on exercise of warrants to Perceptive	2,860,000	1,008,658	0
Issuable on exercise of conversion options to Perceptive	1,735,603	0	0
Issuable on conversion of Exchangeable notes	1,920	1,920	1,920
Issuable on conversion of Convertible notes	1,234,568	1,234,568	1,234,568
Total number of potentially dilutive instruments excluded from the weighted average number of ADS in calculating dilutive loss per ADS	5,832,091	2,245,146	1,245,833